DISTRIBUTION OF PROFIT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
DISTRIBUTION OF PROFIT
Percentage of profit after tax appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	$ 926,953,793	$ 741,993,388
Non-distributable general reserve fund	49,713,298	49,302,006
Amount not subject to restrictions	$ 213,269,385	$ 101,131,004